HARDING LOEVNER

Prospectus

February 28, 2014

Mutual Funds *for Institutional Investors*

Global Equity Portfolio *HLMVX - Institutional Class*
International Equity Portfolio *HLMIX - Institutional Class*
International Small Companies Portfolio *HLMRX - Institutional Class*
Institutional Emerging Markets Portfolio *HLMEX - Class I*
Frontier Emerging Markets Portfolio *HLFMX - Institutional Class*

Harding, Loevner Funds, Inc.

c/o Northern Trust
Attn: Funds Center C5S
801 South Canal Street
Chicago, IL 60607

(877) 435-8105
www.hardingloevnerfunds.com

As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is truthful or complete, nor has it judged the investment merit of the securities offered. It is a criminal offense to state otherwise.

PORTFOLIO SUMMARIES

Global Equity Portfolio

Investment Objective

The Global Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	2.00%
Annual Portfolio Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	0.96%
Fee Waiver and/or Expense Reimbursement[2]	-0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.95%
[1]Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through February 28, 2015.

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Example:  This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes that the fee waiver and expense reimbursement agreement pertains only through February 28, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$305	$530	$1,177

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests in companies based in the United States and other developed markets, as well as in emerging and frontier markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive, and whose shares are under-priced relative to their intrinsic value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, currency and market capitalization. The Portfolio normally holds 35-75 investments across at least 15 countries.

The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) the United States, Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of total assets will be denominated in at least three currencies, which may include the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are traded.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights and warrants issued by companies that are based both inside and outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. This strategy is not fundamental, but should the Portfolio decide to change this strategy, it will provide shareholders with at least 60 days’ prior written notice.

The Portfolio may also invest in derivatives, including forward foreign currency exchange contracts and equity derivative securities such as participation notes; options on common stocks; and options, futures, and options on futures on foreign common stock indices. Because some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	2

Principal Risks

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

¡	Market Risk: Investments in the Portfolio may lose value due to a general downturn in stock markets.

¡

Currency Risk:  Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

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Foreign Investment Risk:  Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer.

¡

Emerging and Frontier Market Risk:  Emerging and frontier market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries.

¡

Participation Notes Risk:  Participation notes are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes involve the same risks associated with a direct investment in the underlying security, currency or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.

¡	Small- and Mid-Capitalization Risk: The securities of smaller and medium-sized companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.

¡	NAV Risk: The net asset value of the Portfolio and the value of your investment will fluctuate.

Portfolio Performance

The bar chart below shows how the Portfolio’s investment results have varied from year to year. The table that follows shows how the Portfolio’s Institutional Class average annual total returns compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class of the Portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

The best calendar quarter return during the period shown above was 15.90% in the 1st quarter of 2012; the worst was -16.23% in the 3rd quarter of 2011.

Average Annual Total Returns
(for the periods ended December 31, 2013)
	1-Year	Since Inception 11/03/09
Global Equity Portfolio - Institutional Class
Return Before Taxes	20.27%	11.46%
Return After Taxes on Distributions[1]	20.02%	11.26%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	11.67%	9.06%
MSCI All Country World (net) Index (reflects no deduction for fees, expenses, or taxes)	22.84%	11.61%
[1]After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Management

Investment Adviser

Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers

Ferrill Roll, Peter J. Baughan and Alexander T. Walsh serve as the portfolio managers of the Global Equity Portfolio. Mr. Roll has held his position since January 2001, Mr. Baughan has held his position since February 2003 and Mr. Walsh has held his position since October 2008. Messrs. Roll and Baughan are the lead portfolio managers.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	3

Purchase and Sale of Portfolio Shares

The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase or redeem (sell) shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone or wire.

Tax Considerations

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.

Payments to Brokers-Dealers and Other Financial Intermediaries

If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	4

International Equity Portfolio

Investment Objective

The International Equity Portfolio (the “Portfolio”) seeks long- term capital appreciation through investments in equity securities of companies based outside the United States.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	2.00%
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.74%
Distribution (12b-1) Fees	None
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.87%
Fee Waiver and/or Expense Reimbursement[1]	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.87%
[1]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses, as a percentage of average daily net assets, exceed 1.00% through February 28, 2015.

¡

Example:  This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except the example assumes that the fee waiver and expense reimbursement agreement pertains only through February 28, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the

Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests in companies based in developed markets outside the United States as well as in established companies in emerging and frontier markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive and whose shares are under-priced relative to their intrinsic value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, currency and market capitalization. The Portfolio normally holds 35-75 investments across at least 15 countries.

Factors bearing on whether a company is considered to be “based” outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States.

The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are traded.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights and warrants issued by companies that are based outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. This strategy is not fundamental, but should the Portfolio decide to change this strategy, it will provide shareholders with at least 60 days’ prior written notice. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.

The Portfolio may also invest in derivatives, including forward foreign currency exchange contracts and equity derivative securities such as participation notes; options on common stocks; and options, futures, and options on futures on foreign common stock indices. Because some emerging market countries do not permit foreigners to participate directly in their securities markets

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	5

or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.

Principal Risks

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

¡	Market Risk: Investments in the Portfolio may lose value due to a general downturn in stock markets.

¡

Currency Risk:  Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

¡

Foreign Investment Risk:  Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer.

¡

Emerging and Frontier Market Risk:  Emerging and frontier market securities involve unique risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries.

¡

Participation Notes Risk:  Participation notes are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes involve the same risks associated with a direct investment in the underlying security, currency or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.

¡	NAV Risk: The net asset value of the Portfolio and the value of your investment will fluctuate.

Portfolio Performance

The bar chart below shows how the Portfolio’s investment results have varied from year to year. The table that follows shows how the Portfolio’s Institutional Class average annual total returns compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class of the Portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

The best calendar quarter return during the period shown above was 21.43% in the 2nd quarter of 2009; the worst was -22.12% in the 4th quarter of 2008.

Average Annual Total Returns
(for the periods ended December 31, 2013)
	1-Year	5-Year	10-Year
International Equity Portfolio - Institutional Class
Return Before Taxes	14.02%	15.37%	8.76%
Return After Taxes on Distributions[1]	13.92%	15.26%	8.15%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	8.22%	12.49%	7.32%
MSCI All Country World ex-U.S. (net) Index (reflects no deduction for fees, expenses, or taxes)	15.29%	12.82%	7.57%
[1]After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	6

Management

Investment Adviser

Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers

Alexander T. Walsh, Ferrill Roll and Peter J. Baughan serve as the portfolio managers of the International Equity Portfolio. Mr. Walsh has held his position since January 2001 and Messrs. Roll and Baughan have held their positions since October 2004. Messrs. Roll and Walsh are the lead portfolio managers.

Purchase and Sale of Portfolio Shares

The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase or redeem (sell) shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone or wire.

Tax Considerations

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.

Payments to Brokers-Dealers and Other Financial Intermediaries

If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	7

International Small Companies Portfolio

Investment Objective

The International Small Companies Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of small companies based outside the United States.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	2.00%
Annual Portfolio Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	None
Other Expenses	0.43%
Total Annual Portfolio Operating Expenses	1.68%
Fee Waiver and/or Expense Reimbursement[2]	-0.38%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.30%
[1]Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses, as a percentage of average daily net assets, exceed 1.30% through February 28, 2015.

¡

Example:  This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$132	$493	$877	$1,955

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests in small companies based outside the United States, including companies in emerging and frontier as well as in developed markets. Companies considered to be small are those with a market capitalization below US$3 billion. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive and whose shares are under-priced relative to their intrinsic value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry and currency. The Portfolio normally holds 50-200 investments across at least 12 countries.

Factors bearing on whether a company is considered to be “based” outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States.

The Portfolio will normally invest broadly in equity securities of small companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are traded.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights and warrants issued by small companies that are based outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. This strategy is not fundamental, but should the Portfolio decide to change this strategy, it will provide shareholders with at least 60 days’ prior written notice. If the Portfolio continues to hold securities of small companies whose market capitalization, subsequent to purchase, grows to exceed US$3 billion, it may continue to treat them as small for the purposes of the 80% requirement. The Portfolio also may invest in securities of small U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	8

The Portfolio may also invest in derivatives, including forward foreign currency exchange contracts and equity derivative securities such as participation notes; options on common stocks; and options, futures, and options on futures on foreign common stock indices. Because some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.

Principal Risks

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

¡	Market Risk: Investments in the Portfolio may lose value due to a general downturn in stock markets.

¡

Currency Risk:  Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

¡

Foreign Investment Risk:  Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in the foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer.

¡

Emerging and Frontier Market Risk:  Emerging and frontier market securities involve unique risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries.

¡	Small Company Risk: The securities of smaller companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.

¡

Participation Notes Risk:  Participation notes are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.

¡	NAV Risk: The net asset value of the Portfolio and the value of your investment will fluctuate.

Portfolio Performance

The bar chart below shows how the Portfolio’s investment results have varied from year to year. The table that follows shows how the Portfolio’s Institutional Class average annual total returns compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class of the Portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

The best calendar quarter return during the period shown above was 16.56% in the 1st quarter of 2012; the worst was -5.65% in the 2nd quarter of 2012.

Average Annual Total Returns
(for the periods ended December 31, 2013)
	1-Year	Since Inception 6/30/2011
International Small Companies Portfolio - Institutional Class
Return Before Taxes	25.29%	9.11%
Return After Taxes on Distributions[1]	23.49%	8.35%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	15.93%	7.09%
MSCI All Country World ex-U.S. Small Cap (net) Index (reflects no deduction for fees, expenses, or taxes)	19.71%	5.33%
[1]After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	9

Management

Investment Adviser

Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers

Josephine Lewis and Jafar Rizvi serve as the portfolio managers of the International Small Companies Portfolio. Ms. Lewis has held her position since December 2007 and Mr. Rizvi has held his position since June 2011.

Purchase and Sale of Portfolio Shares

The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase or redeem (sell) shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone or wire.

Tax Considerations

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.

Payments to Brokers-Dealers and Other Financial Intermediaries

If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	10

Institutional Emerging Markets Portfolio

Investment Objective

The Institutional Emerging Markets Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio’s Class I shares.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	2.00%
Annual Portfolio Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.15%
Distribution (12b-1) Fees	None
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	1.32%
Fee Waiver and/or Expense Reimbursement[2]	-0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.30%
[1]Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Class I of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses, as a percentage of average daily net assets, exceed 1.30% through February 28, 2015.

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Example:  This example is intended to help you compare the cost of investing in the Class I of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Class I of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Class I’s operating expenses remain the same, except that the example assumes that the fee waiver and expense reimbursement pertains only through February 28, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$132	$416	$722	$1,588

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the

Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in companies that are based in emerging and frontier markets. Emerging and frontier markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing and improving corporate governance in developing countries. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive, and whose shares are under-priced relative to their intrinsic value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry and currency. The Portfolio normally holds 50-80 investments across at least 15 countries. Emerging and frontier markets include countries that have an emerging stock market as defined by Morgan Stanley Capital International, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics. Emerging and frontier markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth.

Factors bearing on whether a company is considered to be “based” in an emerging or frontier market may include: (1) it is legally domiciled in an emerging or frontier market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in an emerging or frontier market; or (3) it has the principal exchange listing for its securities in an emerging or frontier market.

The Portfolio will invest broadly in equity and debt securities of companies domiciled in one of at least 15 countries with emerging or frontier markets, generally considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are traded.

The Portfolio invests at least 65% of its total assets in common stocks, preferred stocks, rights and warrants issued by companies that are based in emerging or frontier markets, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	11

their foreign operations, although under normal circumstances, not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging and frontier markets securities, and investment companies that invest in the types of securities in which the Portfolio would normally invest. This strategy is not fundamental, but should the Portfolio decide to change this strategy, it will provide shareholders with at least 60 days’ prior written notice.

The Portfolio also may invest in derivatives, including forward foreign currency exchange contracts and equity derivative securities such as participation notes; options on common stocks; and options, futures and options on futures on foreign common stock indices. Because some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.

Principal Risks

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

¡	Market Risk: Investments in the Portfolio may lose value due to a general downturn in stock markets.

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Currency Risk:  Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio's investments. Because the Portfolio's net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

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Foreign Investment Risk:  Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer.

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Emerging and Frontier Market Risk:  Emerging and frontier market securities involve unique risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries.

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Participation Notes Risk:  Participation notes are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes involve the same risks associated with a direct investment in the underlying security, currency or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.

¡	NAV Risk: The net asset value of the Portfolio and the value of your investment will fluctuate.

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Financial Services Sector Risk:  To the extent the Portfolio invests in securities and other obligations of issuers in the financial services sector, the Portfolio will be vulnerable to events affecting companies in the financial services industry. Examples of risks affecting the financial services sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier.

Portfolio Performance

The bar chart below shows how the Portfolio’s Class I investment results have varied from year to year. The table that follows shows how the Portfolio’s Class I average annual total returns compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How Class I of the Portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

The best calendar quarter return during the period shown above was 33.22% in the 2nd quarter of 2009; the worst was -28.41% in the 4th quarter of 2008.

Average Annual Total Returns
(for the periods ended December 31, 2013)
	1-Year	5-Year	Inception 10/17/2005
Institutional Emerging Markets Portfolio - Class I
Return Before Taxes	4.35%	16.01%	8.91%
Return After Taxes on Distributions[1]	4.23%	15.92%	8.72%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	2.71%	13.05%	7.35%
MSCI Emerging Markets (net) Index (reflects no deduction for fees, expenses, or taxes)	-2.62%	14.78%	8.48%
[1]After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	12

Management

Investment Adviser

Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers

G. “Rusty” Johnson, Craig Shaw and Richard Schmidt serve as the portfolio managers of the Institutional Emerging Markets Portfolio. Mr. Johnson has held his position since the Portfolio’s inception in October 2005, Mr. Shaw has held his position since December 2006 and Mr. Schmidt has held his position since December 2011. Messrs. Johnson and Shaw are the lead portfolio managers.

Purchase and Sale of Portfolio Shares

The minimum initial investment in Class I of the Portfolio is $500,000. Additional purchases may be for any amount. You may purchase or redeem (sell) shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone or wire.

Tax Considerations

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.

Payments to Brokers-Dealers and Other Financial Intermediaries

If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	13

Frontier Emerging Markets Portfolio

Investment Objective

The Frontier Emerging Markets Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	2.00%
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%
Distribution (12b-1) Fees	None
Other Expenses	0.30%
Total Annual Portfolio Operating Expenses	1.80%
Fee Waiver and/or Expense Reimbursement[1]	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.80%
[1] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses, as a percentage of average daily net assets, exceed 2.00% through February 28, 2015.

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Example:  This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes that the fee waiver and expense reimbursement agreement pertains only through February 28, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$183	$566	$975	$2,116

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the

Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in companies that are based in frontier emerging markets, including the smaller traditionally- recognized emerging markets. Frontier emerging markets, with the exception of the oil-producing Gulf States and certain of the smaller traditionally-recognized emerging markets, tend to have relatively low gross national product per capita compared to the larger traditionally-recognized emerging markets and the world’s major developed economies. The frontier emerging markets include the least developed markets even by emerging markets standards. Frontier emerging markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing and improving corporate governance in developing countries. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive, and whose shares are under-priced relative to their intrinsic value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, and currency. The Portfolio normally holds 50-200 investments across at least 12 countries.

As used herein, frontier emerging markets include countries that are represented in the MSCI Frontier Markets Index or the S&P Frontier Markets BMI, or similar market indices, and the smaller of the traditionally-recognized emerging markets, such as those individually constituting less than 5% of the MSCI Emerging Markets Index or the S&P Emerging Markets BMI. Factors bearing on whether a company is considered to be “based” in a frontier emerging market may include: (1) it is legally domiciled in a frontier emerging market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in frontier emerging markets; or (3) it has the principal exchange listing for its securities in a frontier emerging market. Frontier emerging markets generally include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States and the larger traditionally-recognized emerging markets of Taiwan, Korea, Mexico, South Africa, Brazil, India, China and Russia. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are traded.

The Portfolio invests at least 65% of its total assets in common stocks, preferred stocks, rights and warrants issued by companies

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	14

that are based in the frontier emerging markets, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies. The Portfolio may also invest in short-term or other debt securities.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in frontier emerging market securities, and investment companies that invest in the types of securities in which the Portfolio would normally invest. This strategy is not fundamental, but should the Portfolio decide to change this strategy, it will provide shareholders with at least 60 days’ prior written notice.

The Portfolio also may invest in derivatives, including forward foreign currency exchange contracts and equity derivative securities such as participation notes; options on common stocks; and options, futures and options on futures on foreign common stock indices. Because some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.

Principal Risks

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

¡	Market Risk: Investments in the Portfolio may lose value due to a general downturn in stock markets.

¡

Currency Risk:  Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

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Foreign Investment Risk:  Securities issued by foreign entities involve risks not associated with United States investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in the foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

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Frontier Emerging Market Risk:  Frontier emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in frontier emerging market securities than in securities of issuers based in more developed foreign countries, including securities of issuers based in larger emerging markets. Frontier emerging markets generally receive less investor attention than developed markets and larger emerging markets.

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Participation Notes Risk:  Participation notes are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes involve the same risks associated with a direct investment in the underlying security, currency or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.

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Concentration Risk:  The Portfolio may invest up to 35% of its total assets in securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index. Accordingly, at any time the Portfolio has such a concentration of investments in a single industry group, it will be particularly vulnerable to factors that adversely affect that industry group.

¡	NAV Risk: The net asset value of the Portfolio and the value of your investment will fluctuate.

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Financial Services Sector Risk:  To the extent the Portfolio invests in securities and other obligations of issuers in the financial services sector, the Portfolio will be vulnerable to events affecting companies in the financial services industry. Examples of risks affecting the financial services sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier.

Portfolio Performance

The bar chart below shows how the Portfolio’s investment results have varied from year to year. The table that follows shows how the Portfolio’s Institutional Class average annual total returns compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class of the Portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	15

The best calendar quarter return during the period shown above was 37.37% in the 2nd quarter of 2009; the worst was -15.65% in the 3rd quarter of 2011.

Average Annual Total Returns
(for the periods ended December 31, 2013)
	1-Year	5-Year	Since Inception 5/27/2008
Frontier Emerging Markets Portfolio - Institutional Class
Return Before Taxes	17.03%	13.96%	-2.16%
Return After Taxes on Distributions[1]	17.03%	13.86%	-2.23%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	9.77%	11.29%	-1.57%
MSCI Frontier Emerging Markets (net) Index (reflects no deduction for fees, expenses, or taxes)	4.28%	10.93%	-4.78%
[1]After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Management

Investment Adviser

Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers

Pradipta Chakrabortty, G. “Rusty” Johnson, and Richard Schmidt serve as the portfolio managers of the Frontier Emerging Markets Portfolio. Messrs. Chakrabortty and Johnson have held their positions since December 2008 and Mr. Schmidt has held his position since January 2012. Messrs. Chakrabortty and Johnson are the lead portfolio managers.

Purchase and Sale of Portfolio Shares

The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase or redeem (sell) shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone or wire.

Tax Considerations

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.

Payments to Brokers-Dealers and Other Financial Intermediaries

If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	16

Investment Objectives and Investment Process

Harding, Loevner Funds, Inc. (the “Fund”) is a no-load, open-end management investment company that currently has six separate diversified portfolios including the Global Equity Portfolio, International Equity Portfolio, International Small Companies Portfolio, Institutional Emerging Markets Portfolio and the Frontier Emerging Markets Portfolio, whose Institutional or Class I shares are offered in this Prospectus (each, a “Portfolio,” and collectively, the “Portfolios”). Each Portfolio has its own investment objective, strategy and policies. The Fund is advised by Harding Loevner. There is no assurance that a Portfolio will achieve its investment objective.

The investment objectives, policies and risks of the Portfolios are detailed below. Except as otherwise indicated, the Fund’s board of directors (the “Board of Directors”) may change the investment policies at any time to the extent that such changes are consistent with the investment objective of the applicable Portfolio. However, each Portfolio’s investment objective is fundamental and may not be changed without a majority vote of the Portfolio’s outstanding shares, which is defined, under the Investment Company Act of 1940, as amended, as the lesser of (a) 67% of the shares of the applicable Portfolio present or represented if the holders of more than 50% of the shares are present or represented at the shareholders’ meeting, or (b) more than 50% of the shares of the applicable Portfolio (a “majority vote”).

For temporary defensive purposes, the Portfolios may hold any portion of their assets in cash, money market instruments or high-quality debt securities. The Portfolios may miss certain investment opportunities if they use such temporary defensive strategies and thus may not achieve their investment objectives.

INVESTMENT OBJECTIVES

The Global Equity Portfolio seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

The International Equity Portfolio seeks long-term capital appreciation through investments in equity securities of companies based outside the United States.

The International Small Companies Portfolio seeks long-term capital appreciation through investments in equity securities of small companies based outside the United States.

The Institutional Emerging Markets Portfolio seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets.

The Frontier Emerging Markets Portfolio seeks long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets.

INVESTMENT PROCESS

Harding Loevner believes investing in the shares of high-quality, long-duration growth businesses purchased at reasonable prices will provide superior risk-adjusted returns in the long-term. The firm manages the Portfolios utilizing a bottom-up, business-focused approach based on careful study of individual companies and the competitive dynamics of the global industries in which they participate. The process Harding Loevner uses to identify and value companies consists of four stages: (1) Initial Qualification of companies for further research; (2) Intensive Research into the businesses of qualified candidates; (3) Valuation of securities of potential investments; and (4) Construction of a diversified portfolio from the most promising opportunities.

To qualify companies for more intensive research, Harding Loevner’s investment analysts survey companies in their assigned portions of the investment universe in an effort to identify potential candidates that meet four key criteria. They must exhibit: (i) durable Competitive Advantages that enable them to earn high margins that can be sustained over time; (ii) Sustainable Growth—these companies have good prospects for near- and long-term growth in sales, earnings and cash flows; (iii) Financial Strength, in terms of free cash flow and available borrowing capacity; and (iv) Quality Management—with a proven record of success and respect for interests of minority shareholders. Sources for investment ideas include analysts’ investigations into the competitors, suppliers, and customers of existing companies under research; their encounters with companies during onsite company visits, investor conferences, trade shows and other research travel; and objective screens on company fundamentals using Harding Loevner’s quality and growth factors.

Companies that appear qualified on these key criteria are then examined more intensively using primary and secondary sources, including management interviews, contact with trade associations, and visits to company facilities. Analysts assess qualified companies on ten competitive, management and financial characteristics using a proprietary scoring system known as the Quality Assessment (“QA”) framework. This framework aids analysts in gaining insight into companies’ competitive positions and the extent and durability of their growth prospects, and facilitates comparisons across different countries and industries.

To evaluate the investment potential of the strongest candidates, analysts construct financial models using a variety of standardized methods, including a multi-stage cash flow return on investment approach and discounted cash flow analysis, to forecast long-term growth in earnings and cash flows. The financial models include adjustments based upon the QA score and are combined with industry

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	17

data, including market-valuation of peers and corporate merger and acquisition activity, to form the basis for their estimates of the intrinsic value of the companies’ securities. Based upon their business forecasts and evaluation of investment potential, analysts predict the relative price performance of stocks under their coverage, and issue purchase and sale recommendations accordingly. When issuing a recommendation on the stock of a company, an analyst also sets out an expectation for future business performance of the company (“mileposts”). These mileposts provide the analyst with an indelible record of his/her expectations for the business and form the basis for ongoing review of the company’s progress.

In constructing portfolios, Harding Loevner’s portfolio managers select among the analyzed securities, taking into consideration their predicted relative price performance, the timeliness and investment potential, the implications for portfolio risk of their selections and the requirement to observe portfolio diversification guidelines. For the Frontier Emerging Markets Portfolio, in determining the allocation to a particular country, additional consideration is given to a top-down assessment of macro-economic and political country risk.

A holding is reduced or removed from a portfolio if and when, in the judgment of the portfolio managers, it: (i) grows to too large a proportion of the portfolio, in terms of its impact on portfolio risk; (ii) becomes substantially overpriced in relation to its estimated intrinsic value; (iii) fails to achieve the pre-established milestones for business (as opposed to share price) performance, including breach of trust by management; or (iv) is displaced by more compelling investment opportunities.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	18

Additional Information on Portfolio Investment Strategies and Risks

OTHER INVESTMENT STRATEGIES

The Global Equity, International Equity and International Small Companies Portfolios may each invest up to 20%, and the Institutional Emerging Markets and Frontier Emerging Markets Portfolios may each invest up to 35%, of its total assets in debt securities of domestic and foreign issuers, including emerging market and frontier emerging market issuers. The types of debt securities the Portfolios may invest in include instruments such as corporate bonds, debentures, notes, commercial paper, short-term notes, medium-term notes and variable rate notes. Such securities may be rated below investment grade, that is, rated below Baa by Moody’s or below BBB by S&P and in unrated securities judged to be of equivalent quality as determined by Harding Loevner. However, no Portfolio may invest in securities rated, at the time of investment, C or below by Moody’s or D or below by S&P, or in securities of comparable quality as determined by Harding Loevner.

RISKS ASSOCIATED WITH THE PORTFOLIOS’ INVESTMENT POLICIES AND TECHNIQUES

The share price of a Portfolio will change daily based on changes in the value of the securities that a Portfolio holds. The principal risks of investing in each of the Portfolios and the circumstances reasonably likely to cause the value of your investment to decline are described in each Portfolio’s “Fund Summary” section of this Prospectus. Additional information concerning those principal risks and the additional risks that apply to each Portfolio is set forth below. Please note that there are other circumstances that are not described here that could cause the value of your investment to decline and prevent a Portfolio from achieving its investment objective.

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Market Risk.  The risk that the value of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or such factors as general economic conditions, political or regulatory developments, changes in interest rates, and perceived desirability of equity securities relative to other investments. Price changes may be temporary or last for extended periods. A Portfolio’s investments may be over-weighted from time to time in one or more industry sectors, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors.

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Foreign Investments.  Securities issued by foreign governments, foreign corporations, international agencies and obligations of foreign banks involve risks not associated with securities issued by U.S. entities. Changes in foreign currency exchange rates may affect the value of investments of a Portfolio. With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation and political or social instability or diplomatic developments that could affect investment in those countries. There may be less publicly-available information about a foreign financial instrument than about a U.S. instrument and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. entities. A Portfolio could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries. In addition, certain foreign investments may be subject to foreign withholding or other taxes, although the Portfolio will seek to minimize such withholding taxes whenever practical. Investors may be able to deduct such taxes in computing their taxable income or to use such amounts as credits (subject to a holding period and certain other restrictions) against their U.S. income taxes if more than 50% of the Portfolio’s total assets at the close of any taxable year consist of stock or securities of foreign corporations. Ownership of unsponsored Depositary Receipts may not entitle the Portfolio to financial or other reports from the issuer to which it would be entitled as the owner of sponsored Depositary Receipts. See also “Shareholder Information—Tax Considerations” below.

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Emerging and Frontier Market Securities.  The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in developing countries with limited or immature capital markets. Security prices and currency valuations in emerging and frontier markets can be significantly more volatile than in the more established markets of the developed nations, reflecting the greater uncertainties of investing in less mature markets and economies. In particular, developing countries may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable than in developed markets. Securities of issuers located in developing countries may have limited marketability and may be subject to more abrupt or erratic price movements.

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Small- and Mid-Capitalization Companies.  Investment in smaller and medium-sized companies involves greater risk than investment in larger, more established companies. Their common stock and other securities may trade less frequently and in limited volume. Accordingly, the prices of such securities are generally more sensitive to purchase and sale transactions and tend to be more volatile than the prices of securities of companies with larger market capitalizations. Because of this, if a Portfolio wishes to sell a large quantity of a small or medium-sized company’s shares, it may have to sell at a lower price than it believes is reflective of the value of the shares, or it may have to sell in smaller quantities than desired and over a period of time. These companies may face greater business risks because they lack the management depth or experience, financial resources, product diversification or competitive strengths of larger companies, and they may be more adversely affected by poor economic conditions. There may be less publicly- available information about smaller companies than larger companies. Small company stocks, as a group, tend to go in and out of favor based on economic conditions and market sentiment, and during certain periods will perform poorly relative to other types of investments, including larger company stocks. Generally, the smaller the company size, the greater these risks become.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	19

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High Yield/High Risk Securities.  The Global Equity, International Equity and International Small Companies Portfolios may each invest up to 20%, and the Institutional Emerging Markets and Frontier Emerging Markets Portfolios may each invest up to 35%, of its total assets in debt and convertible securities rated lower than Baa by Moody’s or BBB by S&P, or unrated securities of equivalent quality as determined by Harding Loevner (commonly referred to as “junk bonds”). Junk bonds typically involve greater risk and are less liquid than higher grade debt securities. The lower the ratings of such debt securities, the greater their risks render them like equity securities. None of the Portfolios may invest in securities rated, at the time of investment, C or below by Moody’s or D or below by S&P, or the equivalent, which may be in default with respect to payment of principal or interest.

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Illiquid and Restricted Securities.  Each Portfolio may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Portfolio has valued the investments and include securities with legal or contractual restrictions on resale, time deposits, repurchase agreements having maturities longer than seven days and securities that do not have readily available market quotations. In addition, a Portfolio may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter. These factors may have an adverse effect on the Portfolio’s ability to dispose of particular securities and may limit a Portfolio’s ability to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and to sell securities at fair value. If any privately placed securities held by a Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

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Repurchase Agreements.  Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. In the event the other party to a repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding or such party fails to satisfy its obligations thereunder, a Portfolio could (i) experience delays in recovering cash or the securities sold (and during such delay the value of the underlying securities may change in a manner adverse to the Portfolio) or (ii) lose all or part of the income, proceeds or rights in the securities to which the Portfolio would otherwise be entitled.

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Derivatives and Hedging.  The Portfolios may use derivative instruments, including without limitation, options, futures, participation notes, options on futures, forwards, swaps, structured securities and derivatives relating to foreign currency transactions (collectively, “derivatives”) for hedging purposes and to increase overall return for the Portfolios. The use of derivatives involves special risks, including possible default by the other party to the transaction, illiquidity and, to the extent a Portfolio’s orientation as to certain anticipated market movements is incorrect, the possibility that the use of derivatives could result in greater losses than if they had not been used.

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Options and Futures.  The Portfolios may purchase or sell options. The sale of put and call options could result in losses to a Portfolio, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values or cause the Portfolio to hold a security it might otherwise sell. The purchase of options involves costs associated with the option premium and, if the option is exercised, risks associated with the settlement and the creditworthiness of the party selling the option. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Portfolio could create the possibility that losses on the derivative will be greater than gains in the value of the Portfolio’s position. The loss from investing in futures transactions that are unhedged or uncovered is potentially unlimited. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. A Portfolio might not be able to close out certain positions without incurring substantial losses. To the extent a Portfolio utilizes futures and options transactions for hedging, such transactions should tend to reduce the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would the purchase of options, in which case the exposure is limited to the cost of the initial premium and transaction costs.

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Participation Notes.  Participation notes are issued by banks or broker-dealers and are designed to replicate the return of a particular underlying equity or debt security, currency or market. On demand or when the participation note matures, the issuer of the participation note will pay to the Portfolio the nominal value of the underlying instrument at that time. Participation notes involve the same risks associated with a direct investment in the underlying security, currency or market that they seek to replicate. The Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer(s) of the participation notes. In general, the opportunity to sell participation notes to a third party will be limited or nonexistent.

Additional information regarding the risks and special considerations associated with derivatives appears in the Statement of Additional Information (“SAI”), which may be obtained by following the instructions at the back of this Prospectus.

¡	NAV Risk. The net asset value of a Portfolio and the value of your investment will fluctuate.

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Geographic Risk.  Concentration of the investments of a Portfolio in issuers located in a particular country or region will subject such Portfolio, to a greater extent than if investments were less concentrated, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; social, political, regulatory, economic or environmental developments; or natural disasters.

¡	Management Risk. A strategy used by Harding Loevner may fail to produce the intended results.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	20

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Credit Quality.  The value of an individual security or particular type of security can be more volatile than the market as a whole and can behave differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment- grade quality) and certain other types of securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments, and such securities might be difficult to resell.

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Debt Security Risk.  Debt securities may lose value due to unfavorable fluctuations in the level of interest rates or due to a decline in the creditworthiness of the issuer. As interest rates rise, the value of debt securities declines. This risk is generally greater for debt securities with longer maturities than for debt securities with shorter maturities.

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Counterparty (or Default) Risk.  An issuer of fixed-income securities held by a Portfolio or a counterparty to a derivative transaction entered into by a Portfolio may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High-quality securities are generally believed to have relatively low degrees of credit risk. The Portfolios intend to enter into financial transactions only with counterparties that are creditworthy at the time of the transactions. There is always the risk that the analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

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Concentration Risk.  The Frontier Emerging Markets Portfolio may invest up to 35% of its total assets in the securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index. At any time the Portfolio has such a concentration of investments in a single industry group, it will be particularly vulnerable to adverse economic, political and other factors that affect that industry group. Investment opportunities in many frontier emerging market countries may be concentrated in the banking industry. In many frontier emerging markets, banks are among the largest publicly-traded companies and their securities are among the most widely traded. The banking industry is a comparatively narrow segment of the economy generally, including in frontier emerging market countries and, therefore, the Portfolio may experience greater volatility than portfolios investing in a less-concentrated fashion or a broader range of industries. Issuers in the banking industry may be subject to additional risks such as increased competition within the industry or changes in legislation or government regulations affecting the industry. The value of the Portfolio’s shares may be particularly vulnerable to factors affecting the banking industry, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. Please refer to the Portfolio’s SAI for further information relating to concentration.

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Currency Risk.  Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may experience steady or sudden fluctuation over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Portfolio and denominated in those currencies. The Portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

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Financial Services Sector Risk.  To the extent a Portfolio invests in securities and other obligations of issuers in the financial services sector, the Portfolio will be vulnerable to events affecting companies in the financial services industry. Examples of risks affecting the financial services sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding disclosure of each Portfolio’s portfolio securities is available in the SAI. Portfolio holdings information as of each calendar quarter end is available to shareholders on the Fund’s website. This information is available no sooner than five (5) business days after the applicable calendar quarter end.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	21

Management of the Fund

INVESTMENT ADVISER

Harding Loevner serves as investment adviser to the Fund’s Portfolios. Harding Loevner, established in 1989, is a registered investment adviser that provides global investment management for private investors and institutions. As of December 31, 2013, Harding Loevner managed approximately $36 billion in assets. Harding Loevner is located at 400 Crossing Boulevard, Fourth Floor, Bridgewater, New Jersey 08807.

Subject to the direction and authority of the Board of Directors, Harding Loevner provides investment advisory services to each Portfolio pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the Investment Advisory Agreement, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by each Portfolio, purchasing and selling securities on behalf of the Portfolios, and determining how voting and other rights with respect to the portfolio securities of the Portfolios are exercised in accordance with each Portfolio’s investment objective, policies and restrictions. Harding Loevner also provides office space, equipment and personnel necessary to manage the Portfolios. Harding Loevner bears the expense of providing the above services to each Portfolio.

The aggregate advisory fees paid by each Portfolio to Harding Loevner during the fiscal year ended October 31, 2013 as a percentage of each Portfolio’s average daily net assets were 0.88% for the Global Equity Portfolio, 0.74% for the International Equity Portfolio, 1.25% for the International Small Companies Portfolio, 1.15% for the Institutional Emerging Markets Portfolio and 1.50% for the Frontier Emerging Markets Portfolio. The advisory fee paid by each Portfolio may be higher than that charged by most funds which invest primarily in U.S. securities, but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Portfolios. Harding Loevner may make payments from its own resources to parties that provide distribution, recordkeeping, shareholder communication and other services under mutual fund supermarket and other programs. See also “Distribution of Fund Shares” below.

ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Board of Director’s approval of the Investment Advisory Agreement for the Fund is available in the Fund’s annual report to shareholders for the period ended October 31, 2013.

PORTFOLIO MANAGEMENT

Peter J. Baughan, CFA, has been a lead portfolio manager since 2003 and an analyst since 1997. As an analyst, he focuses on consumer discretionary and professional services companies. Mr. Baughan graduated from the University of North Carolina, Chapel Hill in 1983 and joined Harding Loevner in 1997. Mr. Baughan serves as a lead portfolio manager for the Global Equity Portfolio and as a portfolio manager for the International Equity Portfolio.

Pradipta Chakrabortty has been a portfolio manager and analyst since 2008. As an analyst, he focuses on frontier emerging market companies. Mr. Chakrabortty graduated from BIRLA Institute of Technology & Science (Pilani, India) in 1994, received an MBA in Finance and Marketing from XLRI School of Management (Jamshedpur, India) in 1998, and received an MBA in Finance from the Wharton School in 2008. He joined Harding Loevner in 2008. Mr. Chakrabortty serves as a lead portfolio manager for the Frontier Emerging Markets Portfolio.

G. “Rusty” Johnson III, CFA, has been a lead portfolio manager since 1998, and an analyst since 1994. As an analyst, he focuses on emerging markets companies. He graduated from Washington and Lee University in 1986. He also studied at Fu Jen University in Taiwan and Chinese University in Hong Kong. Mr. Johnson joined Harding Loevner in 1994. Mr. Johnson serves as a lead portfolio manager for the Institutional Emerging Markets Portfolio and the Frontier Emerging Markets Portfolio.

Josephine Lewis has been a portfolio manager since 2007 and an analyst since 2006. As an analyst, she focuses on international small companies. Ms. Lewis graduated from Tulane University in 1997 and received an MBA in Finance from the University of Maryland in 2006. She joined Harding Loevner in 2006. Ms. Lewis serves as a portfolio manager for the International Small Companies Portfolio.

Jafar Rizvi, CFA has been a portfolio manager since 2011 and an analyst since 2008. As an analyst, he focuses on information technology, telecom services and international small companies. Mr. Rizvi graduated from Aligarh University in 1988 and from J Nehru University in 1990. He received an MBA from Baruch College, The City University of New York in 1998 and an MPA from Columbia University’s School of International & Public Affairs in 2010. He joined Harding Loevner in 2008. Mr. Rizvi serves as a portfolio manager for the International Small Companies Portfolio.

Ferrill Roll, CFA, has been a lead portfolio manager since 2001, and analyst since 1996. As an analyst, he focuses on financial services companies. Mr. Roll graduated from Stanford University in 1980 and joined Harding Loevner in 1996. Mr. Roll serves as a lead portfolio manager for the Global Equity Portfolio and the International Equity Portfolio.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	22

Richard Schmidt, CFA, has been a portfolio manager and analyst since 2011. As an analyst, he focuses on emerging markets and consumer staples companies. Mr. Schmidt graduated from Georgetown University in 1986. From 2007 to 2011, he was Chief Investment Officer for Oranda Capital Management. He joined Harding Loevner in 2011. Mr. Schmidt serves as a portfolio manager for the Institutional Emerging Markets Portfolio and Frontier Emerging Markets Portfolio.

Craig Shaw, CFA, has been a portfolio manager since 2006 and an analyst since 2001. As an analyst, he focuses on energy and materials companies. Mr. Shaw graduated from Concordia College in 1986, and received an MIM in International Management from Thunderbird/Garvin School of International Management in 1989. He joined Harding Loevner in 2001. Mr. Shaw serves as a lead portfolio manager for the Institutional Emerging Markets Portfolio.

Alexander T. Walsh, CFA, has been a portfolio manager since 2001, and an analyst since 1994. As an analyst, he focuses on health care and materials companies. Mr. Walsh graduated from McGill University in 1978 and joined Harding Loevner in 1994. Mr. Walsh serves as a portfolio manager for the Global Equity Portfolio and as a lead portfolio manager for the International Equity Portfolio.

Additional information regarding the portfolio managers’ compensation, their management of other funds and their ownership of the Fund can be found in the SAI.

PORTFOLIO EXPENSES

Each Portfolio pays for all of its expenses out of its own assets. Harding Loevner or other service providers may waive all or any portion of their fees and reimburse certain expenses to each Portfolio. Any fee waiver or expense reimbursement would increase the investment performance of each Portfolio for the period during which the waiver or reimbursement is in effect.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	23

Shareholder Information

DETERMINATION OF NET ASSET VALUE

The “net asset value” per share (“NAV”) of the Portfolios is calculated as of the close of business (normally 4:00 p.m. New York Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a “Business Day”). Each Class or Portfolio determines its NAV per share by subtracting that Class or Portfolio’s liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio’s investments or the portion of a Portfolio’s investments attributable to a Class and other assets and dividing the result by the total issued and outstanding shares of the Class or Portfolio.

Each Portfolio’s investments are valued based on market quotations, or if market quotations are not readily available or unreliable, the fair value of the Portfolio’s investments may be determined in good faith under procedures established by the Board of Directors as discussed below.

Fair Valuation.  The value of assets for which market quotations are not readily available, such as when a foreign market is closed, or for which market quotations are not reliable due to events that occur after the close of a market that are likely to affect security valuations, will be determined in good faith by Harding Loevner at fair value, under procedures established by and under the general supervision of the Board of Directors. The Fund has implemented fair value pricing on a daily basis for certain foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service, which may provide an adjustment to the closing prices described above. Use of fair value pricing could cause a Portfolio to value a security higher or lower than its closing market price, which could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of fair value pricing is intended to decrease the opportunities for persons to engage in “time zone arbitrage,” i.e. trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios.

PURCHASE AND REDEMPTION OF SHARES

Purchases. The minimum initial investment in the Institutional Class of the Global Equity Portfolio, the International Equity Portfolio, the International Small Companies Portfolio, and the Frontier Emerging Markets Portfolio is $100,000. The minimum initial investment in Class I of the Institutional Emerging Markets Portfolio is $500,000. Additional purchases or redemptions may be of any amount. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. The Fund reserves the right to waive the minimum initial investment amount for any Portfolio.

The Fund has authorized one or more brokers to receive purchase orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Fund’s behalf. The Fund will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker’s authorized agent receives the order in proper form. Share purchase orders placed through an authorized broker or the broker’s authorized designee will be priced at the NAV per share next determined after they are received in proper form by an authorized broker or the broker’s authorized designee and accepted by the Fund. With respect to purchases of Portfolio shares through certain brokers: 1) a broker may charge transaction fees or other different or additional fees; 2) duplicate mailings of Fund material to shareholders who reside at the same address may be eliminated; and 3) the minimum initial investment through certain brokers may be less than a direct purchase with the Fund.

The offering of shares of a Portfolio is continuous and purchases of shares of a Portfolio may be made on any Business Day. The Fund offers shares of each Portfolio at a public offering price equal to the NAV per share next determined after receipt of a purchase order.

You may purchase shares of a Portfolio utilizing the following methods:

Wire Transfer:  Purchases of shares may be made by wire transfer of Federal funds. Share purchase orders are effective on the date when the Transfer Agent receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund’s account with the Transfer Agent as set forth below. The shareholder’s bank may impose a charge to execute the wire transfer. The wiring instructions are:

Northern Trust Company

ABA Number: 0710 00152

Account Name: NF HL Wire Transfer

Account Number: 5201691000

FFC Account Name: Harding, Loevner Funds, Inc.

FFC Account Number: HLF1037 FFFAAAAAAAA

(where FFF is the Fund Number and AAAAAAAA is the Account Number)

Portfolio shares are normally issued for cash only.

In order to purchase shares on a particular Business Day, a purchaser must call the Transfer Agent at (877) 435-8105 as soon as possible, but no later than 4:00 p.m. New York Time, to inform the Fund of the incoming wire transfer and clearly indicate which Portfolio and

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	24

which class is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives trade instructions after the above-mentioned cut-off time, or if the Transfer Agent does not receive Federal funds, such purchase order shall be executed as of the date that Federal funds are received.

Check:  A check used to purchase shares in a Portfolio must be payable to the Portfolio in which you wish to purchase shares, and must be drawn against funds on deposit at a U.S. bank. For a new account, the order must include a completed Account Application Form (and other required documents, if any). For an existing account, the order should include the account number from your statement. In all cases, the purchase price is based on the NAV per share next determined after the purchase order and check are received and deposited in good order. The Fund or the Transfer Agent reserves the right to reject any check. All checks for share purchases should be sent to the Fund’s Transfer Agent at:

Regular Mail:

Harding, Loevner Funds, Inc.

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Delivery:

The Northern Trust Company

Attn: Harding, Loevner Funds, Inc.

801 S. Canal St.

Attn: Funds Center C5S

Chicago, Illinois 60607

The Fund reserves the right in its sole discretion: (i) to suspend or modify the offering of a Portfolio’s shares; (ii) to reject purchase orders; and (iii) to modify or eliminate the minimum initial investment in Portfolio shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

Please note that in compliance with the USA Patriot Act of 2001, the Fund’s Transfer Agent will verify certain information on your account application as part of the Fund’s anti-money laundering compliance program. If you do not supply the necessary information, the Fund’s Transfer Agent may not be able to open your account. Additionally, if the Fund’s Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to close your account or take any other action it deems reasonable or required by law.

Redemptions.  Upon the request of a shareholder, the Fund will redeem all or any part of the shares held through the account. The redemption price is the NAV per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If the Transfer Agent receives such notice by the close of business (normally 4:00 p.m. New York Time) on any Business Day, the redemption will be effective on the date of receipt. Payment will be made by check or wire within one to seven days from the date of receipt. If you are redeeming shares recently purchased by check or electronic transaction, your redemption may not be paid until your check or electronic transaction has cleared. This may delay your payment for up to 10 days. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off time, the redemption notice will be deemed received as of the next Business Day.

The Fund has authorized one or more brokers to receive redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. The Fund will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker’s authorized agent receives the order in proper form. Share redemption orders placed through an authorized broker or the broker’s authorized designee will be priced at the Portfolio’s NAV per share next determined after they are received in good order by an authorized broker or the broker’s authorized designee.

Other than the redemption fee assessed on short-term redemptions, as described above, the Fund imposes no charge to redeem shares; however, a shareholder’s or broker’s bank may impose its own wire transfer fee for receipt of a wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in a Portfolio. When a shareholder’s account balance falls below the minimum initial investment amount of a class in which such shareholder is invested following a redemption, such shareholder will be notified that the minimum account balance is not being maintained and will be allowed 60 days to make additional investments. If such shareholder does not make additional investments, then the Portfolio may close the account; provided, however, that in the case of Global Equity, International Equity, International Small Companies and Frontier Emerging Markets Portfolios, such Portfolios may convert the shareholder’s Institutional Class shares, to Investor Class or Advisor Class shares (as applicable) of the Portfolio, at which time the shareholder’s account will be subject to the policies and procedures for Investor Class or Advisor Class shares. Any such conversion will occur at the relative NAVs of the two share classes, without the imposition of any fees or other charges if the accounts are held directly with the Fund. Because the NAV of the Investor Class or Advisor Class shares of the Portfolio may be higher or lower than that of the Institutional Class shares of the respective Portfolios at the time of conversion, although the total dollar value will be the same, a shareholder may receive more or fewer Investor Class or Advisor Class shares of the Portfolio than the number of Institutional Class shares of the respective Portfolios converted. Where a retirement plan or other financial intermediary holds Institutional Class, Advisor Class or Class I shares on behalf of its participants or clients, shares held by such participants or clients will

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	25

be converted to Investor Class shares as described above when a participant or client rolls over its accounts with the retirement plan or financial intermediary into an individual retirement account and such participant or client is not otherwise eligible to purchase Institutional Class or Advisor Class shares of the Portfolio.

To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder’s account number. Shares that are redeemed prior to the record date do not receive dividends.

Certain requests or changes must be made in writing to the Transfer Agent and include a signature guaranteed by a national bank that is a member of the Medallion Signature Program using the specific Medallion “Guaranteed” stamp. Notarized signatures are not sufficient. Further documentation may be required when the Transfer Agent deems it appropriate. Requests or changes must include a Signature Guarantee if a shareholder:

¡	wishes to change its authorized agent;

¡	wishes to redeem shares within 10 Business Days of changing the account address of record;

¡	wishes to change the account designated to receive redemption proceeds; or

¡	requests that a check be mailed to a different address than the record address.

A shareholder may request redemption by calling the Transfer Agent (toll-free) at (877) 435-8105. Telephone redemption privileges are made available to shareholders of the Fund on the Account Application Form. The Fund or the Transfer Agent employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. The Fund or the Transfer Agent may require personal identification codes and will only wire funds according to pre-existing bank account instructions. No bank account instruction changes will be accepted via telephone.

The Fund has reserved the right to redeem from any Portfolio in-kind.

Redemption proceeds will only be paid to the shareholder of record, to a financial intermediary holding an account in the name of the shareholder of record, or to a court-appointed guardian or executor of the shareholder of record.

Restrictions on Frequent Trading.  Frequent purchases and sales of a Portfolio’s shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as brokerage commissions) to the Portfolio and by disrupting portfolio management strategies. Accordingly, the Board of Directors has adopted policies and procedures to discourage frequent trading of Portfolio shares. The Fund uses fees on short-term redemptions and fair value pricing of securities to discourage frequent trading and eliminate the opportunity for time zone arbitrage. A redemption fee of 2% of the value of the shares redeemed, paid to the Portfolio, is imposed on shares of a Portfolio redeemed 90 days or less after their date of purchase. The redemption fee is intended to discourage frequent trading in and, to the extent that frequent trading occurs, to impose the cost of that activity on the shareholders who engage in it. While the Fund is committed to preventing market timing and disruptive frequent trading in the Portfolios, there is no guarantee that the Fund or its agents will be able to detect all instances of time zone arbitrage and frequent trading.

The short-term redemption fee does not apply to transactions in 401(k) or 403(b) accounts and certain other retirement plans. The short- term redemption fee also does not apply to transactions by accounts participating in certain wealth management programs (including wrap programs) that have represented to the Fund that (i) their investment strategy is not expected to result in frequent trading; and

(ii) they have adopted procedures reasonably designed to detect and deter frequent trading.

Omnibus accounts are maintained by intermediaries acting on behalf of multiple shareholders. These intermediaries may currently be unable to assess redemption fees. Since individual trades in omnibus accounts are not ordinarily disclosed to the Fund, the Fund may be unable to detect or deter frequent trading by participants in such omnibus accounts.

Exchange Privilege.  Institutional Class and Class I of Institutional Emerging Markets Portfolio shares may be exchanged for other Institutional Class or Class I of Institutional Emerging Markets Portfolio shares or for Class II shares of Institutional Emerging Markets Portfolio, Investor Class or Advisor Class shares (none of which are offered in this Prospectus) based on the respective NAV of the shares involved in the exchange, assuming that the shareholder wishing to exchange shares resides in a state where the desired shares are qualified for sale. The Institutional Class of the Global Equity Portfolio, International Equity Portfolio, International Small Companies Portfolio and the Frontier Emerging Markets Portfolio minimum initial investment amount of $100,000, Class I of the Institutional Emerging Markets Portfolio minimum initial investment amount of $500,000, Class II of the Institutional Emerging Markets Portfolio minimum initial investment amount of $25,000,000, the Investor Class of the International Equity Portfolio, International Small Companies Portfolio and Frontier Emerging Markets Portfolio the Advisor Class of the Global Equity Portfolio and the Emerging Markets Portfolio minimum initial investment amount of $5,000 would still apply. An exchange order is treated for tax purposes the same as a redemption (on which a taxable gain or loss may be realized) followed by a purchase and may be subject to federal income tax. Investors who wish to make exchanges should telephone the Transfer Agent at (toll-free) (877) 435-8105.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	26

DIVIDENDS

Each class of the Portfolios will declare a dividend from its net investment income and distributions from its realized net short-term and net long-term capital gains, if any, at least annually, and (unless a shareholder has elected to receive cash) pay such dividends and distributions by automatically reinvesting in additional shares of the Portfolio at the NAV per share on the ex-date of the dividends or distributions.

TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.

Federal Income Taxes.  Each Class or Portfolio intends to distribute all of its taxable income by automatically reinvesting dividends in additional shares of the same Class or Portfolio and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from a Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution of the amount of cash that they would have received had they elected to receive the distribution in cash.

Dividends paid by a Portfolio from its investment company taxable income (including interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income, whether received in cash or in additional shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable capital gains rates, regardless of how long they have held their shares. If a portion of a Portfolio’s income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfy applicable holding period requirements. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is currently generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The sale or exchange of Portfolio shares is a taxable transaction for federal income tax purposes. Each shareholder will generally recognize a gain or loss on such transactions equal to the difference, if any, between the amount of the net sales proceeds and the shareholder’s tax basis in the Portfolio shares. Such gain or loss will be capital gain or loss if the shareholder held its Portfolio shares as a capital asset. Any capital gain or loss will generally be treated either as long-term capital gain or loss if the shareholder held the Portfolio shares for more than one year at the time of the sale or exchange, or otherwise as short-term capital gain or loss.

Due to recent legislation, the Portfolios (or their administrative agents) are required to report to the Internal Revenue Service and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, first-in, first-out or some other specific identification method. Unless you instruct otherwise, the Portfolios will use average cost as their default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for the first sale of shares covered by these new rules, the shareholder may only use an alternative cost method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by a Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund will inform shareholders of the amount and tax status of all amounts treated as distributed to them after the close of each calendar year.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisers with specific reference to their own tax situation.

The Portfolios may be required to withhold U.S. federal income tax (currently at a rate of 28%) on all distributions payable to shareholders if they fail to provide the Portfolios with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	27

Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Portfolios, as discussed in more detail in the SAI.

State and Local Taxes.  A Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.

Portfolio distributions may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in a Portfolio.

SHAREHOLDER INQUIRIES

Inquiries concerning the Fund may be made by writing to Harding, Loevner Funds, Inc., c/o The Northern Trust Company, Attn: Funds Center C5S 801 South Canal Street, Chicago, Illinois 60607 or by calling the Fund (toll-free) at (877) 435-8105.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	28

Distribution of Fund Shares

Shares of the Fund are distributed by Quasar Distributors, LLC (“Quasar”) pursuant to a distribution agreement (the “Distribution Agreement”) between Harding Loevner, the Fund and Quasar under which Quasar serves as the exclusive distributor of the Fund.

The Fund has agreements with various financial intermediaries under which customers of these intermediaries may purchase and hold shares of the Portfolios. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries’ assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio or Class is authorized, pursuant to a Shareholder Servicing Plan, to pay to each intermediary up to 0.25% of its average daily net assets attributable to that intermediary (subject to any applicable expense reimbursement). Because of the fee waivers and/or expense reimbursements applicable to the Portfolios during the fiscal year ended October 31, 2013, Harding Loevner paid a portion of the Portfolios’ share of these fees during that period.

In addition, Harding Loevner may, at its own expense and out of its own legitimate profits, provide additional cash payments to financial intermediaries that distribute shares of the Portfolios. Harding Loevner may also share with financial advisors certain marketing expenses or pay for the opportunity to distribute the Portfolios, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Fund’s shares or the amount the Portfolios receive as proceeds from such sales. Such payments may differ as to amount among financial intermediaries based on various factors, including levels of assets and/or sales (based on gross or net sales) or some other criteria. In some circumstances, the payments may relate to the Portfolio’s inclusion on a financial intermediary’s preferred list of funds offered to its clients and may create an incentive for a broker-dealer or other financial intermediary or its representatives to recommend or offer shares of the Portfolios to its customers over other funds that do not have sponsors making similar payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Portfolios. The Fund may enter into additional similar arrangements in the future. Further information concerning these arrangements is included in the SAI.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	29

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years or since inception, if less than five years. Certain information reflects financial results for a single share of a Class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Class or Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is incorporated by reference in this Prospectus and the SAI. Information on how to obtain the semi-annual and audited annual reports for the Fund is found on the back cover of this Prospectus.

	GLOBAL EQUITY PORTFOLIO—INSTITUTIONAL CLASS
	For the Year Ended Oct. 31, 2013	For the Year Ended Oct. 31, 2012	For the Year Ended Oct. 31, 2011	For the Period Ended Oct. 31, 2010[1]
Per Share Data
Net asset value, beginning of period	$25.05	$23.38	$23.52	$20.43

Increase in Net Assets from Operations:
Net investment income	0.17 [2]	0.18 [2]	0.12 [2]	0.10
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	4.74	1.81	(0.04)	3.04

Net increase from investment operations	4.91	1.99	0.08	3.14

Distributions to Shareholders from:
Net investment income	(0.12)	(0.10)	(0.06)	(0.05)
Net realized gain from investments	—	(0.22)	(0.16)	—

Total distributions	(0.12)	(0.32)	(0.22)	(0.05)

Net asset value, end of period	$29.84	$25.05	$23.38	$23.52

Total Return	19.66%	8.73%	0.27%	15.39	%A
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$543,293	$226,489	$147,108	$104,276
Expenses to average net assets	0.99%	1.12%	1.16%	1.27	%B
Expenses to average net assets (net of fees waived/reimbursed)	0.95%	0.95%	1.00%	1.00	%B
Net investment income to average net assets	0.62%	0.72%	0.48%	0.43	%B
Portfolio turnover rate	13%	32%	40%	35	%A

[1]	For the period from November 3, 2009 (commencement of class operations) through October 31, 2010.

[2]	Net investment income per share was calculated using the average shares outstanding method.

A	Not Annualized.

B	Annualized.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	30

	INTERNATIONAL EQUITY PORTFOLIO—INSTITUTIONAL CLASS
	For the Year Ended Oct. 31, 2013	For the Year Ended Oct. 31, 2012	For the Year Ended Oct. 31, 2011	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009
Per Share Data
Net asset value, beginning of year	$15.15	$14.06	$14.51	$12.04	$11.44

Increase (Decrease) in Net Assets from Operations:
Net investment income	0.17 [1]	0.18 [1]	0.17 [1]	0.08	0.13
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.78	1.06	(0.56)	2.49	2.86

Net increase (decrease) from investment operations	2.95	1.24	(0.39)	2.57	2.99

Distributions to Shareholders from:	(0.13)	(0.11)	(0.06)	(0.10)	(0.19)
Net investment income
Net realized gain from investments	—	(0.04)	—	—	(2.20)

Total distributions	(0.13)	(0.15)	(0.06)	(0.10)	(2.39)

Net asset value, end of year	$17.97	$15.15	$14.06	$14.51	$12.04

Total Return	19.58%	9.00%	(2.72)%	21.50%	32.77%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,467,793	$1,798,940	$969,139	$493,350	$259,450
Expenses to average net assets	0.87%	0.87%	0.86%	0.93%	1.04%
Expenses to average net assets (net of fees waived/reimbursed)	0.87%	0.87%	0.86%	0.93%	1.00%
Net investment income to average net assets	1.06%	1.26%	1.13%	0.91%	1.31%
Portfolio turnover rate	20%	14%	15%	33%	22%

[1]	Net investment income per share was calculated using the average shares outstanding method.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	31

	INTERNATIONAL SMALL COMPANIES PORTFOLIO—INSTITUTIONAL CLASS
	For the Year Ended Oct. 31, 2013	For the Year Ended Oct. 31, 2012	For the Period Ended Oct. 31, 2011[1]
Per Share Data
Net asset value, beginning of period	$11.45	$10.53	$12.28

Increase (Decrease) in Net Assets from Operations:
Net investment income	0.07 [2]	0.16 [2]	0.03	[2]
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.09	0.85	(1.78)

Net increase (decrease) from investment operations	3.16	1.01	(1.75)

Distributions to Shareholders from:
Net investment income	(0.14)	(0.09)	—

Total distributions	(0.14)	(0.09)	—

Net asset value, end of period	$14.47	$11.45	$10.53

Total Return	27.88%	9.74%	(14.25	)%A
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,236	$33,515	$14,000
Expenses to average net assets	1.68%	1.64%	2.70	%B
Expenses to average net assets (net of fees waived/reimbursed)	1.39%	1.50%	1.50	%B
Net investment income to average net assets	0.57%	1.49%	0.89	%B
Portfolio turnover rate	97%	10%	12	%A

[1]	For the period from June 30, 2011 (commencement of class operations) through October 31, 2011.

[2]	Net investment income per share was calculated using the average shares outstanding method.

A	Not Annualized.

B	Annualized.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	32

	INSTITUTIONAL EMERGING MARKETS PORTFOLIO—CLASS I
	For the Year Ended Oct. 31, 2013	For the Year Ended Oct. 31, 2012	For the Year Ended Oct. 31, 2011	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009
Per Share Data
Net asset value, beginning of year	$16.56	$15.07	$16.70	$13.29	$9.29

Increase (Decrease) in Net Assets from Operations:
Net investment income	0.18 [1]	0.16 [1]	0.15 [1]	0.09	0.10
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.45	1.49	(1.74)	3.41	4.27

Net increase (decrease) from investment operations	1.63	1.65	(1.59)	3.50	4.37

Distributions to Shareholders from:
Net investment income	(0.12)	(0.16)	(0.04)	(0.09)	(0.37)

Total distributions	(0.12)	(0.16)	(0.04)	(0.09)	(0.37)

Net asset value, end of year	$18.07	$16.56	$15.07	$16.70	$13.29

Total Return	9.85%	11.17%	(9.58)%	26.50%	48.92%
Ratios/Supplemental Data:
Net assets, end of year(000’s)	$1,043,041	$463,791	$328,713	$375,374	$203,548
Expenses to average net assets	1.33%	1.36%	1.39%	1.48%	1.55%
Expenses to average net assets (net of fees waived/reimbursed)	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment income to average net assets	1.06%	1.00%	0.93%	0.74%	0.93%
Portfolio turnover rate	18%	42%	53%	34%	57%

[1]	Net investment income per share was calculated using the average shares outstanding method.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	33

	FRONTIER EMERGING MARKETS PORTFOLIO—INSTITUTIONAL CLASS
	For the Year Ended Oct. 31, 2013	For the Year Ended Oct. 31, 2012	For the Year Ended Oct. 31, 2011	For the Year Ended Oct. 31, 2010	For the Year Ended Oct. 31, 2009
Per Share Data
Net asset value, beginning of year	$7.12	$6.57	$7.88	$6.29	$4.98

Increase (Decrease) in Net Assets from Operations:
Net investment income	0.07 [1]	0.07 [1]	0.07 [1]	0.03	0.07
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.35	0.51	(1.37)	1.65	1.26

Net increase (decrease) from investment operations	1.42	0.58	(1.30)	1.68	1.33

Distributions to Shareholders from:
Net investment income	(0.08)	(0.03)	(0.01)	(0.09)	(0.02)

Total distributions	(0.08)	(0.03)	(0.01)	(0.09)	(0.02)

Net asset value, end of year	$8.46	$7.12	$6.57	$7.88	$6.29

Total Return	20.20%	8.93%	(16.49)%	27.04%	26.71%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$271,728	$81,568	$101,666	$70,645	$9,071
Expenses to average net assets	1.80%	1.95%	1.87%	2.37%	4.08%
Expenses to average net assets (net of fees waived/reimbursed)	1.80%	1.95%	1.87%	2.00%	2.00%
Net investment income (loss) to average net assets	0.94%	1.03%	0.89%	(0.08)%	1.39%
Portfolio turnover rate	24%	72%	23%	17%	55%

[1]	Net investment income per share was calculated using the average shares outstanding method.

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	34

HARDING, LOEVNER FUNDS, INC. (THE “FUND”)

PRIVACY NOTICE

The Fund collects nonpublic personal information about you from the following sources:

¡

Information, such as your name, address, social security number, assets and income, submitted by you on applications, forms, or in other written or verbal customer communications. This information may also be provided by a consultant or intermediary acting on your behalf.

¡	Information that results from any transaction performed by us for you.

The Fund will not disclose any nonpublic personal information about you or its former customers to anyone except as permitted or required by law.

If you decide to close your account(s) or become an inactive customer, the Fund will adhere to the privacy policies and practices as described in this notice.

The Fund restricts access to your personal and account information to only those employees who need to know that information to provide products or services to you. The Fund maintains physical, administrative and technical safeguards to protect your nonpublic personal information.

[This page is not part of the Prospectus]

Harding, Loevner Funds, Inc.	Prospectus for Institutional Investors	35

Harding, Loevner Funds, Inc.

Availability of Additional Information About the Fund

The SAI, dated February 28, 2014 containing additional information about the Fund and each Portfolio, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference into this Prospectus. Additional information about each Portfolio's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

To order free copies of the Fund's annual or semi-annual report or its SAI, to request other information about the Fund and to make general shareholder inquiries, call (toll free) 1-877-435-8105, or write to the following address:

The SAI and the Fund's annual and semi-annual reports are also available free of charge on Harding Loevner's website at http://www.hardingloevnerfunds.com.

Information about the Fund and each Portfolio (including the SAI and the Fund's annual and semi-annual reports) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are also available on the EDGAR database on the Commission's Internet site at http://www.sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by electronic request at the following e-mail address: publicinfo@sec.gov. A duplication fee will be applied to written requests and needs to be paid at the time your request is submitted.

Investment Company Act
file number 811-07739